Intangible Assets - Summary of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 1,639,393
Ending balance	1,577,248	€ 1,639,393
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,733,812	1,775,215
Additions	6,235	10,882
Disposals	(23)	(942)
Transfers	275
Impact of foreign currency translation	(44,424)	(51,343)
Ending balance	1,695,875	1,733,812
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(94,419)	(69,479)
Amortization	(28,666)	(28,239)
Disposals	15	938
Impact of foreign currency translation	4,443	2,361
Ending balance	(118,627)	(94,419)
Brands and Trademarks
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,405,815
Ending balance	1,374,473	1,405,815
Brands and Trademarks | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,405,815	1,444,184
Impact of foreign currency translation	(31,342)	(38,369)
Ending balance	1,374,473	1,405,815
Customer Relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	220,607
Ending balance	186,291	220,607
Customer Relationships | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	309,921	323,259
Impact of foreign currency translation	(12,487)	(13,338)
Ending balance	297,434	309,921
Customer Relationships | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(89,314)	(65,472)
Amortization	(26,291)	(26,662)
Impact of foreign currency translation	4,462	2,820
Ending balance	(111,143)	(89,314)
Intangible Assets under Development and Prepayments
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,112
Ending balance	2,987	11,112
Intangible Assets under Development and Prepayments | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,112	1,052
Additions	2,288	10,457
Disposals	(8)	(4)
Transfers	(10,255)	(300)
Impact of foreign currency translation	(150)	(93)
Ending balance	2,987	11,112
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,859
Ending balance	13,497	1,859
Other Intangible Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,964	6,720
Additions	3,947	425
Disposals	(15)	(938)
Transfers	10,530	300
Impact of foreign currency translation	(445)	457
Ending balance	20,981	6,964
Other Intangible Assets | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(5,105)	(4,007)
Amortization	(2,375)	(1,577)
Disposals	15	938
Impact of foreign currency translation	(19)	(459)
Ending balance	€ (7,484)	€ (5,105)